Asset acquisition	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Asset acquisition
Note 15 - Asset acquisition

On January 9, 2013 the Company purchased certain assets, both tangible and intangible, required to manufacture the generator used in its InVerde product from Danotek Motion Technologies. The aggregate consideration paid in cash by the Company was $497,800, of which $17,400 represents the fair value of inventory and $199,530 represents the estimated fair value of property, plant and equipment consisting of machinery and equipment, computer equipment, and tooling, which is depreciated over useful lives ranging from 5 to 8.5 years. The fair value of the property, plant and equipment was estimated utilizing a replacement cost method. In addition, $240,000 of the purchase consideration represents the fair value of identified intangible assets using a relief from royalty method with a useful life of fifteen years. The balance of $40,870 is included in goodwill in the accompanying condensed consolidated balance sheet, which consists largely of economies of scale expected from combining the manufacturing of the generator into Tecogen's operations. Acquisition related costs were not material to the financial statements and were expensed as incurred to general and administrative expenses.

This transaction was accounted for under the purchase method of accounting in accordance with FASB ASC Topic 805, Business Combinations. Under the purchase method of accounting, the total purchase price has been allocated to the net tangible and intangible assets acquired based on estimates of their fair values by the Company's management. There is one reporting unit within the Company.

Under the purchase method of accounting, an acquisition is recorded as of the closing date, reflecting the purchased assets, at their acquisition date fair values. Intangible assets that are identifiable are recognized separately from goodwill which is measured and recognized as the excess of the fair value, as a whole, over the net amount of the recognized identifiable assets acquired.

The purchase price has been allocated as follows:

Inventory	$17,400
Machinery and equipment	171,910
Computer equipment	22,070
Tooling	5,550
Developed technology	240,000
Goodwill	40,870
$497,800